Note 19 - Related Party Transactions	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
19.
RELATED PARTY TRANSACTIONS

In fiscal year
2016,
Investment Banking revenues include approximately
$1,200,000
of placement agent fees related to a private placement of shares and warrants for a subsidiary of Fortress, which closed on
September
30,
2016.